Commitments and Contingencies (Details Narrative) - USD ($)			12 Months Ended
	Jan. 02, 2020	Jun. 24, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2019
General and administration expenses			$ 2,046,573	$ 411,019
Lease expenses			2,500
Office space and related expenses			$ 73,000	18,000
Benjamin Kaplan [Member]
Warrants exercise price			$ 0.01
General and administration expenses			$ 720,695
Accrued other payables			91,000	18,000
Collaboration Agreement [Member]
Royalty payment			10,000	5,000
Executive Consulting Agreement [Member]
General and administration expenses			1,040,694	$ 172,091
Executive Consulting Agreement [Member] | Benjamin Kaplan [Member]
Agreement term		24 months
Warrants exercise price					$ 0.01
Warrant expiry date					Apr. 16, 2022
Raised consideration value of significant transaction			$ 500,000
Owed share of common stock			15,624,694
Other payable and interest expenses			$ 1,874,963
Executive Consulting Agreement [Member] | Benjamin Kaplan [Member] | Minimum [Member]
Payment for contingent consideration			500,000
Payment of consideration for rendered services			$ 1,000,000
Consulting Agreement [Member]
Owed share of common stock			876,225
Consultant fee	$ 6,500
Other payable and consulting expenses			$ 109,159
Consulting Agreement [Member] | Common Stock [Member]
Consultant fee	4,000
Consulting Agreement [Member] | Cash [Member]
Consultant fee	$ 2,500
Medical Advisory Board Agreements [Member]
General and administration expenses			105,438
Accrued other payables			105,438
Medical Advisory Board Agreements [Member] | Common Stock [Member]
Payment of consideration for rendered services			155,000
Medical Advisory Board Agreements [Member] | Cash [Member]
Payment of consideration for rendered services			$ 10,000